PROVISION FOR INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate	(21.00%)	(21.00%)